JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 1.1%
Hexcel Corp.	780	40,327
Airlines — 0.4%
Frontier Group Holdings, Inc. * (a)	1,474	14,295
Auto Components — 0.4%
Fox Factory Holding Corp. *	220	17,381
Automobiles — 0.5%
Winnebago Industries, Inc. (a)	348	18,520
Banks — 2.4%
First Financial Bankshares, Inc.	1,416	59,257
Pinnacle Financial Partners, Inc.	404	32,746
		92,003
Biotechnology — 14.0%
ACADIA Pharmaceuticals, Inc. *	1,022	16,715
ADC Therapeutics SA (Switzerland) * (a)	1,229	5,924
Alector, Inc. *	1,069	10,115
Allogene Therapeutics, Inc. * (a)	1,127	12,175
Amicus Therapeutics, Inc. *	3,894	40,649
Apellis Pharmaceuticals, Inc. *	509	34,731
Arrowhead Pharmaceuticals, Inc. *	957	31,637
Atara Biotherapeutics, Inc. *	2,450	9,260
Blueprint Medicines Corp. *	553	36,461
Coherus Biosciences, Inc. *	2,429	23,347
Fate Therapeutics, Inc. *	481	10,772
G1 Therapeutics, Inc. * (a)	1,225	15,306
Halozyme Therapeutics, Inc. *	1,526	60,349
Heron Therapeutics, Inc. * (a)	3,934	16,602
Kronos Bio, Inc. *	1,466	4,911
Natera, Inc. *	632	27,688
PMV Pharmaceuticals, Inc. * (a)	1,283	15,264
REGENXBIO, Inc. *	1,167	30,842
Relay Therapeutics, Inc. *	1,306	29,226
REVOLUTION Medicines, Inc. *	867	17,094
Sage Therapeutics, Inc. *	485	18,980
Sana Biotechnology, Inc. * (a)	685	4,109
Twist Bioscience Corp. *	1,042	36,718
Verve Therapeutics, Inc. * (a)	637	21,896
		530,771
Building Products — 2.6%
Advanced Drainage Systems, Inc.	376	46,691
Carlisle Cos., Inc.	76	21,297
Simpson Manufacturing Co., Inc.	376	29,497
		97,485

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 1.5%
Evercore, Inc., Class A	240	19,766
Focus Financial Partners, Inc., Class A *	1,195	37,642
		57,408
Commercial Services & Supplies — 3.0%
ACV Auctions, Inc., Class A *	2,384	17,145
Casella Waste Systems, Inc., Class A *	698	53,318
MSA Safety, Inc.	400	43,713
		114,176
Communications Equipment — 0.7%
Ciena Corp. *	641	25,931
Construction & Engineering — 1.2%
Valmont Industries, Inc.	169	45,496
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	243	14,003
Electrical Equipment — 1.8%
Bloom Energy Corp., Class A * (a)	1,748	34,942
Shoals Technologies Group, Inc., Class A *	1,596	34,391
		69,333
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp. *	411	14,320
Littelfuse, Inc.	114	22,707
		37,027
Energy Equipment & Services — 1.2%
Cactus, Inc., Class A	1,230	47,290
Equity Real Estate Investment Trusts (REITs) — 1.8%
CubeSmart	647	25,900
Terreno Realty Corp.	824	43,682
		69,582
Food & Staples Retailing — 2.4%
Grocery Outlet Holding Corp. *	1,172	39,007
Performance Food Group Co. *	1,199	51,490
		90,497
Food Products — 0.6%
Freshpet, Inc. *	464	23,253
Health Care Equipment & Supplies — 7.4%
CONMED Corp.	476	38,174
Figs, Inc., Class A *	1,161	9,577
iRhythm Technologies, Inc. *	445	55,702
Nevro Corp. *	511	23,809
NuVasive, Inc. *	850	37,247

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Outset Medical, Inc. *	1,817	28,947
Shockwave Medical, Inc. *	323	89,935
		283,391
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc. *	677	52,931
Accolade, Inc. *	1,766	20,168
Amedisys, Inc. *	238	23,053
Cano Health, Inc. * (a)	5,770	50,021
		146,173
Health Care Technology — 1.8%
Evolent Health, Inc., Class A *	1,900	68,262
Hotels, Restaurants & Leisure — 6.2%
Boyd Gaming Corp.	571	27,180
Life Time Group Holdings, Inc. * (a)	2,443	23,822
Marriott Vacations Worldwide Corp.	346	42,181
Papa John's International, Inc.	309	21,659
Planet Fitness, Inc., Class A *	866	49,935
Six Flags Entertainment Corp. *	1,152	20,385
Texas Roadhouse, Inc.	602	52,520
		237,682
Household Durables — 1.3%
Helen of Troy Ltd. *	248	23,872
Sonos, Inc. * (a)	1,768	24,582
		48,454
Interactive Media & Services — 0.5%
Bumble, Inc., Class A *	904	19,436
Internet & Direct Marketing Retail — 1.4%
Global-e Online Ltd. (Israel) *	687	18,391
Xometry, Inc., Class A * (a)	638	36,215
		54,606
IT Services — 4.0%
DigitalOcean Holdings, Inc. * (a)	1,053	38,082
ExlService Holdings, Inc. *	310	45,689
Flywire Corp. *	507	11,629
Globant SA *	207	38,685
Remitly Global, Inc. *	1,714	19,065
		153,150
Life Sciences Tools & Services — 0.3%
Personalis, Inc. *	1,566	4,652
Rapid Micro Biosystems, Inc., Class A * (a)	888	2,867
Seer, Inc. * (a)	441	3,412
		10,931

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 3.8%
Chart Industries, Inc. *	267	49,161
Evoqua Water Technologies Corp. *	1,062	35,121
ITT, Inc.	460	30,068
John Bean Technologies Corp.	335	28,835
		143,185
Oil, Gas & Consumable Fuels — 3.5%
Chord Energy Corp.	178	24,354
Matador Resources Co.	1,266	61,942
SM Energy Co.	1,210	45,498
		131,794
Pharmaceuticals — 2.1%
Arvinas, Inc. *	702	31,230
Revance Therapeutics, Inc. *	1,786	48,214
		79,444
Professional Services — 1.1%
KBR, Inc.	938	40,524
Road & Rail — 1.0%
Saia, Inc. *	194	36,849
Semiconductors & Semiconductor Equipment — 2.3%
MKS Instruments, Inc.	368	30,428
Semtech Corp. *	355	10,445
Wolfspeed, Inc. *	448	46,233
		87,106
Software — 14.0%
Blackline, Inc. *	596	35,724
Clear Secure, Inc., Class A * (a)	661	15,117
Confluent, Inc., Class A *	1,235	29,357
CyberArk Software Ltd. *	469	70,298
Elastic NV *	534	38,344
Envestnet, Inc. *	736	32,671
Everbridge, Inc. *	540	16,673
Five9, Inc. *	400	29,994
HashiCorp, Inc., Class A * (a)	1,280	41,196
JFrog Ltd. (Israel) *	1,010	22,331
New Relic, Inc. *	616	35,338
Paycor HCM, Inc. * (a)	1,079	31,888
Q2 Holdings, Inc. *	397	12,769
SentinelOne, Inc., Class A *	1,737	44,397
Smartsheet, Inc., Class A *	1,145	39,350
Sprout Social, Inc., Class A *	253	15,362
Vertex, Inc., Class A *	1,547	21,151
		531,960
Specialty Retail — 3.2%
Floor & Decor Holdings, Inc., Class A *	295	20,764

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lithia Motors, Inc., Class A	116	24,797
National Vision Holdings, Inc. *	1,664	54,326
Petco Health & Wellness Co., Inc. * (a)	2,109	23,536
		123,423
Trading Companies & Distributors — 4.4%
Air Lease Corp.	755	23,411
Applied Industrial Technologies, Inc.	631	64,804
Rush Enterprises, Inc., Class A	750	32,913
SiteOne Landscape Supply, Inc. *	158	16,458
WESCO International, Inc. *	242	28,893
		166,479
Total Common Stocks (Cost $3,896,700)		3,767,627
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Clementia Pharmaceuticals, Inc. (France) ‡ *(Cost $—)	927	—
	SHARES (000)
Short-Term Investments — 5.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $30,287)	30,281	30,293
Investment of Cash Collateral from Securities Loaned — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	169,209	169,209
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	19,010	19,010
Total Investment of Cash Collateral from Securities Loaned (Cost $188,164)		188,219
Total Short-Term Investments (Cost $218,451)		218,512
Total Investments — 104.9% (Cost $4,115,151)		3,986,139
Liabilities in Excess of Other Assets — (4.9)%		(184,908)
NET ASSETS — 100.0%		3,801,231

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $176,069.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,767,627	$—	$—	$3,767,627
Rights	—	—	—(a)	—(a)

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$30,293	$—	$—	$30,293
Investment of Cash Collateral from Securities Loaned	188,219	—	—	188,219
Total Short-Term Investments	218,512	—	—	218,512
Total Investments in Securities	$3,986,139	$—	$—(a)	$3,986,139

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$45,209	$202,054	$216,982	$6	$6	$30,293	30,281	$246	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	222,094	190,001	243,000	59	55	169,209	169,209	973	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	25,886	96,987	103,863	—	—	19,010	19,010	115	—
Total	$293,189	$489,042	$563,845	$65	$61	$218,512		$1,334	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.